CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Losses
Beginning balance at Jun. 30, 2022		$ 29,782,268
Changes in equity
Net loss for the year	$ (17,444,754)
Exchange differences arising on translation into presentation currency	(411,913)
Total comprehensive loss for the year	(17,856,667)
Issue of shares – share placement		29,637,300
Exercise of options		477,156
Issue of shares – conversion of RSU's		167,487
Issue of shares to consultants		350,000
Share issue costs		(1,865,970)
Ending balance at Jun. 30, 2023	20,563,228	58,764,248	$ 15,004,052	$ (1,008,244)	$ (52,196,828)
Changes in equity
Net loss for the year	(21,843,646)				(21,843,646)
Exchange differences arising on translation into presentation currency	(170,014)			(170,014)
Total comprehensive loss for the year	(22,013,660)	0	0	(170,014)	(21,843,646)
Issue of shares – share placement	45,740,157	45,740,157
Exercise of options	2,591,565	4,335,005	(1,743,440)
Issue of shares – conversion of RSU's	0	225,734	(225,734)
Issue of shares – conversion of rights	0	2,757,730	(2,757,730)
Issue of shares to Blacksand	2,000,000	2,000,000
Issue of shares to consultants	0	470,000	(470,000)
Share issue costs	(1,333,236)	(1,333,236)
Expiry of employee rights	0		(158,424)		158,424
Share-based payment expense	3,791,541		3,791,541
Ending balance at Jun. 30, 2024	51,339,595	112,959,638	13,440,265	(1,178,258)	(73,882,050)
Changes in equity
Net loss for the year	(35,348,675)				(35,348,675)
Exchange differences arising on translation into presentation currency	(1,602,139)			(1,602,139)
Total comprehensive loss for the year	(36,950,814)	0	0	(1,602,139)	(35,348,675)
Issue of shares – share placement	70,919,564	70,919,564
Exercise of options	205,525	205,525
Issue of shares – conversion of RSU's		2,094,041	(2,094,041)
Issue of shares – conversion of rights		13,724,952	(13,724,952)
Issue of shares to consultants		470,262	(470,262)
Issue of shares to Director in lieu of bonus		250,000	(250,000)
Share issue costs	(2,638,062)	(2,638,062)
Share-based payment expense	9,568,191		9,568,191
Ending balance at Jun. 30, 2025	$ 92,443,999	$ 197,985,920	$ 6,469,201	$ (2,780,397)	$ (109,230,725)